Average Annual Total Returns	12 Months Ended
Oct. 31, 2013
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.22%)
Five Years	7.67%
Ten Years	4.29%
Inception Date	Dec. 27, 1978
Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.14%)
Five Years	7.76%
Ten Years	4.36%
Inception Date	Nov. 12, 2001
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.56%)
Five Years	5.13%
Ten Years	3.87%
Inception Date	Sep. 01, 1977
Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.48%)
Five Years	5.21%
Ten Years	3.95%
Inception Date	Feb. 12, 2001
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.49%
Five Years	2.69%
Ten Years	2.66%
Inception Date	Aug. 31, 1987
Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.57%
Five Years	2.77%
Ten Years	2.73%
Inception Date	Feb. 12, 2001
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.95%)
Five Years	6.10%
Ten Years	4.00%
Inception Date	Sep. 01, 1977
Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.88%)
Five Years	6.18%
Ten Years	4.08%
Inception Date	Feb. 12, 2001
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.48%
Five Years	1.41%
Ten Years	2.10%
Inception Date	Sep. 01, 1977
Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.56%
Five Years	1.49%
Ten Years	2.17%
Inception Date	Feb. 12, 2001
Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.13%
Ten Years	1.33%
Inception Date	Jun. 10, 1980
Return After Taxes on Distributions | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(3.22%)
Five Years	7.67%
Ten Years	4.29%
Return After Taxes on Distributions | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.56%)
Five Years	5.13%
Ten Years	3.87%
Return After Taxes on Distributions | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.49%
Five Years	2.69%
Ten Years	2.66%
Return After Taxes on Distributions | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.95%)
Five Years	6.10%
Ten Years	3.99%
Return After Taxes on Distributions | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.48%
Five Years	1.41%
Ten Years	2.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(0.13%)
Five Years	7.07%
Ten Years	4.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.46%
Five Years	4.81%
Ten Years	3.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.00%
Five Years	2.58%
Ten Years	2.66%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	5.76%
Ten Years	4.08%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.64%
Five Years	1.39%
Ten Years	2.08%
Tax-Exempt Money Market Funds Average | Vanguard Tax-Exempt Money Market Fund | Vanguard Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.03%
Ten Years	0.97%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.55%)
Five Years	5.89%
Ten Years	4.29%
Barclays Municipal Bond Index | Vanguard High-Yield Tax-Exempt Fund | Vanguard High-Yield Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.55%)
Five Years	5.89%
Ten Years	4.29%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.55%)
Five Years	5.89%
Ten Years	4.29%
Barclays Municipal Bond Index | Vanguard Long-Term Tax-Exempt Fund | Vanguard Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.55%)
Five Years	5.89%
Ten Years	4.29%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.80%
Five Years	1.57%
Ten Years	2.25%
Barclays 1 Year Municipal Bond Index | Vanguard Short-Term Tax-Exempt Fund | Vanguard Short-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.80%
Five Years	1.57%
Ten Years	2.25%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.05%)
Five Years	4.80%
Ten Years	4.07%
Barclays 1-15 Year Municipal Bond Index | Vanguard Intermediate-Term Tax-Exempt Fund | Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(1.05%)
Five Years	4.80%
Ten Years	4.07%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.02%
Five Years	3.03%
Ten Years	3.17%
Barclays 1-5 Year Municipal Bond Index | Vanguard Limited-Term Tax-Exempt Fund | Vanguard Limited-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	1.02%
Five Years	3.03%
Ten Years	3.17%